Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets

The changes in present value of defined benefit obligations and fair value of plan assets of the Company and certain of its consolidated subsidiaries for the years ended March 31, 2018 and 2019 are as follows:

	Yen (millions)
	2018		2019
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Present value of defined benefit obligations:
Balance at beginning of year	¥1,362,192	¥1,057,351	¥1,331,475	¥1,042,753

Current service cost	35,138	28,387	36,300	29,133
Past service cost	—	506	—	338
Interest cost	10,493	39,401	9,535	39,547
Plan participants’ contributions	—	1,579	—	1,903
Transfer to defined contribution plan	(63,055)	—	—	—
Remeasurements:
Changes in demographic assumptions	13,843	(1,951)	(25,360)	(3,648)
Changes in financial assumptions	19,783	30,612	34,655	36,157
Other	(4,599)	(21,512)	21,981	8,943
Benefits paid	(42,320)	(56,631)	(42,206)	(96,801)
Exchange differences on translating foreign operations	—	(34,989)	—	28,113

Balance at end of year	¥1,331,475	¥1,042,753	¥1,366,380	¥1,086,438

Fair value of plan assets:
Balance at beginning of year	¥1,182,140	¥795,561	¥1,219,073	¥807,528

Interest income	9,630	29,950	8,807	30,553
Actual return on plan assets, excluding interest income	45,841	35,412	34,142	10,489
Employer contributions	21,652	25,964	22,109	87,803
Plan participants’ contributions	—	1,579	—	1,903
Benefits paid	(40,190)	(56,631)	(39,601)	(96,801)
Exchange differences on translating foreign operations	—	(24,307)	—	19,383

Balance at end of year	¥1,219,073	¥807,528	¥1,244,530	¥860,858

Net defined benefit liabilities	¥112,402	¥235,225	¥121,850	¥225,580

Fair Value of Japanese and Foreign Pension Plan Assets By Asset Category

The fair value of the Japanese and foreign pension plan assets by asset category as of March 31, 2018 and 2019 is as follows:

As of March 31, 2018

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥5,464	¥—	¥5,464	¥5,659	¥—	¥5,659
Equity securities:
Japan	31,306	—	31,306	18,333	—	18,333
United States	214,783	—	214,783	92,774	—	92,774
Other	228,083	—	228,083	94,156	4,503	98,659
Debt securities:
Japan	73,125	1,375	74,500	—	183	183
United States	2,799	121,574	124,373	—	105,986	105,986
Other	149,589	94,703	244,292	—	12,561	12,561
Group annuity insurance:
General accounts	—	32,322	32,322	—	—	—
Separate accounts	—	16,243	16,243	—	—	—
Pooled funds:
Real estate funds	—	—	—	—	61,459	61,459
Private equity funds	—	—	—	—	73,972	73,972
Hedge funds	—	112,011	112,011	—	53,357	53,357
Commingled and other mutual funds	2,213	130,645	132,858	54,063	213,938	268,001
Other	8	2,830	2,838	(875)	17,459	16,584

Total	¥707,370	¥511,703	¥1,219,073	¥264,110	¥543,418	¥807,528

As of March 31, 2019

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥9,207	¥—	¥9,207	¥36,373	¥—	¥36,373
Equity securities:
Japan	32,885	1	32,886	13,970	—	13,970
United States	234,226	—	234,226	94,332	—	94,332
Other	231,162	242	231,404	112,403	4,614	117,017
Debt securities:
Japan	71,487	—	71,487	—	433	433
United States	3,036	143,673	146,709	—	119,942	119,942
Other	181,728	47,845	229,573	—	10,910	10,910
Group annuity insurance:
General accounts	—	34,663	34,663	—	—	—
Separate accounts	—	16,569	16,569	—	—	—
Pooled funds:
Real estate funds	—	—	—	—	53,100	53,100
Private equity funds	—	—	—	—	91,264	91,264
Hedge funds	—	116,183	116,183	—	61,520	61,520
Commingled and other mutual funds	3,859	111,914	115,773	8,882	238,504	247,386
Other	32	5,818	5,850	(1,447)	16,058	14,611

Total	¥767,622	¥476,908	¥1,244,530	¥264,513	¥596,345	¥860,858

Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligations

The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2018 and 2019 are as follows:

	2018		2019
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Discount rate	0.7%	2.8 - 4.2%	0.6%	2.5 - 3.9%
Rate of salary increase	1.7%	2.5 - 3.0%	1.6%	2.5 - 3.0%

Effects on Defined Benefit Obligations Due to Increase or Decrease in Discount Rate

The effects on defined benefit obligations of 0.5% increase or decrease in the discount rate as of March 31, 2018 and 2019 are as follows:

Yen (millions)
	2018		2019
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	¥112,535 increase	¥97,682 increase	¥114,468 increase	¥102,878 increase
0.5% increase	¥99,540 decrease	¥85,897 decrease	¥101,281 decrease	¥90,659 decrease

Weighted Average Duration of Defined Benefit Obligations

The weighted average duration of defined benefit obligations as of March 31, 2018 and 2019 are as follows:

	2018		2019
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Weighted average duration of defined benefit obligations	16 years	17 years	16 years	17 years

Personnel Expenses Included in Consolidated Statements of Income

Personnel expenses included in the consolidated statements of income for the years ended March 31, 2017, 2018 and 2019 are as follows:

	Yen (millions)
	2017	2018	2019
Personnel expenses	¥1,373,578	¥1,576,012	¥1,634,785